Supplement to the
Fidelity's Michigan
Municipal Funds
February 27, 2005
Prospectus

Effective August 15, 2005, Spartan Michigan Municipal Income Fund will be renamed Fidelity Michigan Municipal Income Fund. All references to Spartan Michigan Municipal Income Fund throughout this prospectus should be replaced with Fidelity Michigan Municipal Income Fund.

Shareholder Meetings. On or about January 18, 2006, meetings of the shareholders of the funds will be held to elect the Board of Trustees. Shareholders of record on November 21, 2005 are entitled to vote at the meetings.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

MIS/MIF-05-02 November 21, 2005
1.475738.119

Supplement to the
Spartan® Minnesota Municipal Income Fund
February 27, 2005
Prospectus

Effective August 15, 2005, Spartan Minnesota Municipal Income Fund will be renamed Fidelity Minnesota Municipal Income Fund. All references to Spartan Minnesota Municipal Income Fund throughout this prospectus should be replaced with Fidelity Minnesota Municipal Income Fund.

Shareholder Meeting. On or about January 18, 2006, a meeting of the shareholders of the fund will be held to elect the Board of Trustees. Shareholders of record on November 21, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

MNF-05-02 November 21, 2005
1.479537.113

Supplement to the
Spartan® Municipal Funds
February 27, 2005
Prospectus

Effective August 15, 2005, Spartan® Municipal Income Fund and Spartan Intermediate Municipal Income Fund were renamed Fidelity® Municipal Income Fund and Fidelity Intermediate Municipal Income Fund, respectively. All references to Spartan Municipal Income Fund and Spartan Intermediate Municipal Income Fund throughout this prospectus should be replaced with Fidelity Municipal Income Fund and Fidelity Intermediate Municipal Income Fund, respectively.

Effective October 25, 2005, Fidelity Intermediate Municipal Income Fund will be composed of multiple classes of shares. References to the fund are deemed to include class where applicable. The features and policies related to your shares of the fund will not change.

Shareholder Meeting. On or about January 18, 2006, a meeting of the shareholders of Fidelity® Municipal Income Fund will be held to elect the Board of Trustees. Shareholders of record on November 21, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

LIM/HIY-05-05 November 21, 2005
1.482103.123

Supplement to the
Fidelity's Ohio
Municipal Funds
February 27, 2005
Prospectus

Effective August 15, 2005, Spartan Ohio Municipal Income Fund will be renamed Fidelity Ohio Municipal Income Fund. All references to Spartan Ohio Municipal Income Fund throughout this prospectus should be replaced with Fidelity Ohio Municipal Income Fund.

Shareholder Meetings. On or about January 18, 2006, meetings of the shareholders of the funds will be held to elect the Board of Trustees. Shareholders of record on November 21, 2005 are entitled to vote at the meetings.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

OFS/OFR-05-02 November 21, 2005
1.475823.118

Supplement to the
Fidelity's Pennyslvania Municipal Funds
February 27, 2005
Prospectus

Effective August 15, 2005, Spartan Pennsylvania Municipal Income Fund will be renamed Fidelity Pennsylvania Municipal Income Fund. All references to Spartan Pennsylvania Municipal Income Fund throughout this prospectus should be replaced with Fidelity Pennsylvania Municipal Income Fund.

Shareholder Meetings. On or about January 18, 2006, meetings of the shareholders of the funds will be held to vote on various proposals. Shareholders of record on November 21, 2005 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

PFR-05-02 November 21, 2005
1.479534.121

Supplement to the
Spartan®
Short-Intermediate Municipal Income Fund
February 27, 2005
Prospectus

Effective August 15, 2005, Spartan Short-Intermediate Municipal Income Fund will be renamed Fidelity Short-Intermediate Municipal Income Fund. All references to Spartan Short-Intermediate Municipal Income Fund throughout this prospectus should be replaced with Fidelity Short-Intermediate Municipal Income Fund.

Shareholder Meeting. On or about January 18, 2006, a meeting of the shareholders of the fund will be held to elect the Board of Trustees. Shareholders of record on November 21, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198, to request a free copy of the proxy statement.

STM-05-02 November 21, 2005
1.478063.115

Supplement to the
Fidelity Advisor
Short-Intermediate
Municipal Income Fund
Class A, Class T, Class B, and Class C
February 27, 2005
Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

Shareholder Meeting. On or about January 18, 2006, a meeting of the shareholders of the fund will be held to elect the Board of Trustees. Shareholders of record on November 21, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section on page 34.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

ASTM-05-02 November 21, 2005
1.790659.108

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

Supplement to the
Fidelity Advisor
Short-Intermediate
Municipal Income Fund
Institutional Class
February 27, 2005
Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

Shareholder Meeting. On or about January 18, 2006, a meeting of the shareholders of the fund will be held to elect the Board of Trustees. Shareholders of record on November 21, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-877-208-0098, to request a free copy of the proxy statement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 14.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

ASTMI-05-02 November 21, 2005
1.790658.107